Post employment benefits - Balance sheet analysis of post employment plans (Parenthetical) (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
DPS
Disclosure of defined benefit plans [line items]
Surplus in plan	£ 1,174	£ 840	£ 934
GIGIPS
Disclosure of defined benefit plans [line items]
Surplus in plan	221	(79)	(174)
Other Schemes
Disclosure of defined benefit plans [line items]
Surplus in plan	£ 158	£ 178	£ 177